Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Aug. 08, 2019
Registrant Name	Lattice Strategies Trust
Entity Central Index Key	0001605803
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Aug. 08, 2019
Document Effective Date	Aug. 08, 2019
Prospectus Date	Jan. 28, 2019
Hartford Multifactor Emerging Markets ETF | Hartford Multifactor Emerging Markets ETF
Prospectus:
Trading Symbol	ROAM
Hartford Multifactor Global Small Cap ETF | Hartford Multifactor Global Small Cap ETF
Prospectus:
Trading Symbol	ROGS
Hartford Multifactor Low Volatility International Equity ETF | Hartford Multifactor Low Volatility International Equity ETF
Prospectus:
Trading Symbol	LVIN
Hartford Multifactor US Equity ETF | Hartford Multifactor US Equity ETF
Prospectus:
Trading Symbol	ROUS